02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-02 | Fidelity® SAI Long-Term Treasury Bond Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® SAI Long-Term Treasury Bond Index Fund}	02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-02 Fidelity® SAI Long-Term Treasury Bond Index Fund Fidelity SAI Long-Term Treasury Bond Index Fund-Default
Management fee	0.04%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%	[1]
Total annual operating expenses	0.17%
Fee waiver and/ or expense reimbursement	0.07%	[2]
Total annual operating expenses after fee waiver and/ or expense reimbursement	0.10%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.10%. This arrangement will remain in effect through April 30, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

Sell All Shares
Expense Example {- Fidelity® SAI Long-Term Treasury Bond Index Fund}	02.28 Fidelity SAI Long-Term Treasury Bond Index Fund PRO-02 Fidelity® SAI Long-Term Treasury Bond Index Fund Fidelity SAI Long-Term Treasury Bond Index Fund-Default USD ($)
1 year	$ 10
3 years	$ 46